                            KUNZMAN & BOLLINGER, INC.
                                ATTORNEYS-AT-LAW
                          5100 N. BROOKLINE, SUITE 600
                          OKLAHOMA CITY, OKLAHOMA 73112

                            Telephone (405) 942-3501
                               Fax (405) 942-3527



                                 April 28, 2006



ELECTRONIC FILING
-----------------

Securities and Exchange Commission
Mail Stop 0405
450 Fifth Street N. W.
Washington, DC 20549

         RE:      Atlas America Series 26-2005 L.P.
                  Registration Statement on Form 10
                  Filed April 28, 2006
                  ---------------------------------

Dear Sir or Madam:

         Enclosed for filing pursuant to Section 12(g) of the Securities Exchange Act of 1934, as amended, is Form 10 for Atlas America Series 26-2005 L.P.

         Please contact the undersigned or Gerald A. Bollinger if you have any questions or comments concerning this filing.

                                                    Very truly yours,

                                                    KUNZMAN & BOLLINGER, INC.

                                                    /s/ Wallace W. Kunzman, Jr.

                                                    Wallace W. Kunzman, Jr.

Enclosure

cc:      Mr. Freddie Kotek
         Ms. Nancy McGurk